Other Equity Programs and Stock Rights	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Other Equity Programs and Stock Rights
Other Equity Programs and Stock Rights

Stock Purchase Rights

WPM, L.P., a Delaware limited partnership affiliated with Warburg Pincus Private Equity IX, L.P. (collectively “Warburg Pincus”) held a stock purchase right for FIS shares that originated from its initial investment in our subsidiary, Metavante. During the year ended December 31, 2012, 0.2 million shares were issued relative to this purchase right. On March 6, 2013, Warburg Pincus sold 19.3 million shares of FIS common stock in a secondary public offering, constituting substantially all its remaining ownership position, other than shares it was still entitled to buy under the purchase right agreement. As of May 23, 2013, in exchange for a cash payment of $4.9 million by FIS to Warburg Pincus, the parties terminated the stock purchase right agreement and the Warburg shareholders agreement, thereby eliminating any further rights and obligations with respect thereto. The cash payment was calculated as the value, on a net settlement exercise basis, of the purchase rights remaining under the agreement on the termination date. This payment was recorded as a reduction to additional paid in capital.

Share Repurchase Program

Our Board of Directors has approved a series of plans authorizing repurchases of our common stock in the open market at prevailing market prices or in privately negotiated transactions, the most current of which on January 29, 2014, authorized repurchases of up to $2.0 billion through December 31, 2017. Approximately $1,524.5 million of plan capacity remained available for repurchases as of December 31, 2014.

The table below summarizes annual share repurchase activity under these plans (in millions, except per share amounts):

			Total cost of shares
			purchased as part of
	Total number of	Average price	publicly announced
Year ended	shares purchased	paid per share	plans or programs
December 31, 2014	8.7	$54.89	$475.5
December 31, 2013	10.7	$44.58	$475.9
December 31, 2012 *	14.0	$32.24	$451.4
December 31, 2011	15.0	$26.61	$399.2
December 31, 2010	1.4	$22.97	$32.2
* Includes the repurchase of 5.7 million shares from WPM, L.P. for $200.0 million, or $35.03 per share, in December 2012.